RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2018	2017	2016
Salaries	$432	$431	$367
Directors' fees	36	36	36
Share-based compensation	53	88	85
	$521	$555	$488